WARRANTY LIABILITIES	12 Months Ended
Jun. 30, 2018
Product Warranties Disclosures [Abstract]
Product Warranty Disclosure [Text Block]
NOTE 11 -	WARRANTY LIABILITIES

	June 30,
	2017	2018

Beginning balance	$10,360	$7,632
Deconsolidation of a subsidiary	(227)	-
Expense accrued	1,547	3,211
Expense incurred	(3,836)	(3,165)
Translation adjustment	(212)	180
	$7,632	$7,858
Less: current portion of warranty liabilities	(5,386)	(5,622)
Long-term warranty liabilities	$2,246	$2,236